COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jul. 24, 2020 CNY (¥)	Jul. 06, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 lawsuit
Guarantor Obligations [Line Items]
Financial lease contract amount	$ 70.1	¥ 464
Number of lawsuits | lawsuit											1
Repayment of loan being highly uncertain loan amount | ¥							¥ 580	¥ 580
Third Party
Guarantor Obligations [Line Items]
Financial lease contract amount	59.4	420
Jinshang Leasing
Guarantor Obligations [Line Items]
Financial lease contract amount	$ 6.2	¥ 44
Maximum guarantee issued			$ 68.8	¥ 462	$ 71.5	¥ 462			$ 65.3	¥ 462